Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - Diamir Biosciences Corp [Member] - USD ($)	Nov. 30, 2025	May 31, 2025
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advances to suppliers		$ 45,252
Other	5,704	1,397
Total	$ 5,704	$ 46,649